Capital and reserves – reconciliation of movement in total equity (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Abstract]
Summary of Capital and Reserves – Reconciliation of Movement in Total Equity

	Attributable to owners of the parent

	Share capital £m	Share premium, capital redemption and merger reserves £m	Other reserves £m	Retained earnings £m	Total attributable to owners of the parent £m	Non- controlling interests £m	Total equity £m

1 January 2017	507	3,931	413	3,331	8,182	224	8,406

Comprehensive income and expense

Profit for the year	–	–	–	37,533	37,533	171	37,704

Differences on exchange

– subsidiaries	–	–	(3,085)	–	(3,085)	(2)	(3,087)

– associates	–	–	(923)	–	(923)	–	(923)

Cash flow hedges

– net fair value losses	–	–	(263)	–	(263)	(1)	(264)

– reclassified and reported in profit for the year	–	–	109	–	109	–	109

– reclassified and reported in net assets	–	–	(16)	–	(16)	–	(16)

Available-for-sale investments

– net fair value losses in respect of subsidiaries	–	–	(27)	–	(27)	–	(27)

– net fair value gains in respect of associates net of tax	–	–	5	–	5	–	5

Net investment hedges

– net fair value gains	–	–	425	–	425	–	425

– differences on exchange on borrowings	–	–	(67)	–	(67)	(1)	(68)

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	–	–	34	–	34	–	34

Retirement benefit schemes					–		–

– net actuarial gains in respect of subsidiaries (note 12)	–	–	–	832	832	1	833

– surplus recognition and minimum funding obligations in respect of subsidiaries (note 12)	–	–	–	(5)	(5)	(1)	(6)

– actuarial gains in respect of associates net of tax (note 5)	–	–	–	25	25	–	25

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	(171)	(171)	–	(171)

Other changes in equity

Employee share options

– value of employee services	–	–	–	105	105	–	105

– proceeds from shares issued	–	5	–	–	5	–	5

Dividends and other appropriations

– ordinary shares (note 8)	–	–	–	(4,465)	(4,465)	–	(4,465)

– to non-controlling interests	–	–	–	–	–	(169)	(169)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	(205)	(205)	–	(205)

Shares issued – RAI acquisition (note 24(a))	107	22,666	–	–	22,773	–	22,773

Other movements	–	–	–	3	3	–	3

31 December 2017	614	26,602	(3,395)	36,983	60,804	222	61,026

	Attributable to owners of the parent

	Share capital £m	Share premium, capital redemption and merger reserves £m	Other reserves £m	Retained earnings £m	Total attributable to owners of the parent £m	Non- controlling interests £m	Total equity £m

1 January 2016	507	3,927	(1,294)	1,754	4,894	138	5,032

Comprehensive income and expense

Profit for the year	–	–	–	4,648	4,648	191	4,839

Differences on exchange

– subsidiaries	–	–	1,218	–	1,218	52	1,270

– associates	–	–	1,425	–	1,425	–	1,425

Cash flow hedges

– net fair value gains	–	–	28	–	28	1	29

– reclassified and reported in profit for the year	–	–	38	–	38	–	38

– reclassified and reported in net assets	–	–	(12)	–	(12)	–	(12)

Available-for-sale investments

– net fair value losses in respect of associates net of tax	–	–	(10)	–	(10)	–	(10)

Net investment hedges

– net fair value losses	–	–	(837)	–	(837)	–	(837)

– differences on exchange on borrowings	–	–	(124)	–	(124)	–	(124)

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	–	–	(19)	–	(19)	–	(19)

Retirement benefit schemes

– net actuarial losses in respect of subsidiaries (note 12)	–	–	–	(231)	(231)	3	(228)

– surplus recognition and minimum funding obligations in respect of subsidiaries (note 12)	–	–	–	–	–	(1)	(1)

– actuarial gains in respect of associates net of tax (note 5)	–	–	–	20	20	–	20

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	36	36	–	36

Other changes in equity

Employee share options

– value of employee services	–	–	–	71	71	–	71

– proceeds from shares issued	–	4	–	–	4	–	4

Dividends and other appropriations

– ordinary shares (note 8)	–	–	–	(2,910)	(2,910)	–	(2,910)

– to non-controlling interests	–	–	–	–	–	(156)	(156)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	(64)	(64)	–	(64)

Non-controlling interests - acquisitions (note 24(c))	–	–	–	4	4	(4)	–

Other movements	–	–	–	3	3	–	3

31 December 2016	507	3,931	413	3,331	8,182	224	8,406

	Attributable to owners of the parent

	Share capital £m	Share premium, capital redemption and merger reserves £m	Other reserves £m	Retained earnings £m	Total attributable to owners of the parent £m	Non- controlling interests £m	Total equity £m

1 January 2015	507	3,923	(498)	1,578	5,510	304	5,814

Comprehensive income and expense

Profit for the year	–	–	–	4,290	4,290	232	4,522

Differences on exchange

– subsidiaries	–	–	(953)	–	(953)	(53)	(1,006)

– associates	–	–	336	–	336	–	336

Cash flow hedges

– net fair value losses	–	–	(98)	–	(98)	(1)	(99)

– reclassified and reported in profit for the year	–	–	14	–	14	1	15

– reclassified and reported in net assets	–	–	(45)	–	(45)	–	(45)

Available-for-sale investments

– net fair value gains in respect of subsidiaries	–	–	14	–	14	–	14

– reclassified and reported in profit for the year	–	–	(10)	–	(10)	–	(10)

– net fair value gains in respect of associates net of tax	–	–	1	–	1	–	1

Net investment hedges

– net fair value losses	–	–	(118)	–	(118)	–	(118)

– differences on exchange on borrowings	–	–	42	–	42	–	42

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	–	–	21	–	21	–	21

Retirement benefit schemes

– net actuarial gains in respect of subsidiaries (note 12)	–	–	–	283	283	–	283

– actuarial gains in respect of associates net of tax (note 5)	–	–	–	3	3	–	3

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	(23)	(23)	–	(23)

Other changes in equity

Employee share options

– value of employee services	–	–	–	50	50	–	50

– proceeds from shares issued	–	4	–	–	4	–	4

Dividends and other appropriations

– ordinary shares (note 8)	–	–	–	(2,770)	(2,770)	–	(2,770)

– to non-controlling interests	–	–	–	–	–	(238)	(238)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	(46)	(46)	–	(46)

Non-controlling interests - acquisitions (note 24(c))	–	–	–	(1,642)	(1,642)	(107)	(1,749)

Other movements	–	–	–	31	31	–	31

31 December 2015	507	3,927	(1,294)	1,754	4,894	138	5,032

Summary of Composition of Share Premium Account, Capital Redemption Reserves and Merger Reserves

Share premium account, capital redemption reserves and merger reserves comprise:

	Share premium account £m	Capital redemption reserves £m	Merger reserves £m	Total £m

31 December 2017	87	101	26,414	26,602

31 December 2016	82	101	3,748	3,931

31 December 2015	78	101	3,748	3,927

1 January 2015	74	101	3,748	3,923

Summary of Movements of Called Up Share Capital

Called up share capital	Ordinary shares of 25p each Number of shares	£m

Allotted and fully paid

1 January 2017	2,027,019,508	506.75

Changes during the year

– share option schemes	213,144	0.05

– Issue of shares RAI acquisition	429,045,762	107.26

31 December 2017	2,456,278,414	614.06

Allotted and fully paid

1 January 2016	2,026,866,724	506.71

Changes during the year

– share option schemes	152,784	0.04

31 December 2016	2,027,019,508	506.75

Allotted and fully paid

1 January 2015	2,026,693,029	506.67

Changes during the year

– share option schemes	173,695	0.04

31 December 2015	2,026,866,724	506.71

Summary of Movements in Other Reserves and Retained Earnings

Movements in other reserves and retained earnings (which are after deducting treasury shares) shown above comprise:

							Retained earnings

	Translation reserve £m	Hedging reserve £m	Available- for-sale reserve £m	Revaluation reserve £m	Other £m	Total other reserves £m	Treasury shares £m	Other £m

1 January 2017	(382)	4	39	179	573	413	(5,053)	8,384

Comprehensive income and expense

Profit for the year	–	–	–	–	–	–	–	37,533

Differences on exchange

– subsidiaries	(3,085)	–	–	–	–	(3,085)	–	–

– associates	(923)	–	–	–	–	(923)	–	–

Cash flow hedges

– net fair value losses	–	(263)	–	–	–	(263)	–	–

– reclassified and reported in profit for the year	–	109	–	–	–	109	–	–

– reclassified and reported in net assets	–	(16)	–	–	–	(16)	–	–

Available-for-sale investments

– net fair value losses in respect of subsidiaries	–	–	(27)	–	–	(27)	–	–

– net fair value gains in respect of associates net of tax	–	–	5	–	–	5	–	–

Net investment hedges

– net fair value gains	425	–	–	–	–	425	–	–

– differences on exchange on borrowings	(67)	–	–	–	–	(67)	–	–

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	–	34	–	–	–	34	–	–

Retirement benefit schemes

– net actuarial gains in respect of subsidiaries (note 12)	–	–	–	–	–	–	–	832

– surplus recognition and minimum funding obligations respect of subsidiaries (note 5)	–	–	–	–	–	–	–	(5)

– actuarial gains in respect of associates net of tax (note 5)	–	–	–	–	–	–	–	25

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	–	–	–	–	(171)

Other changes in equity

Employee share options

– value of employee services	–	–	–	–	–	–	–	105

Dividends and other appropriations

– ordinary shares (note 8)	–	–	–	–	–	–	–	(4,465)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	–	–	–	(205)	–

Other movements	–	–	–	–	–	–	63	(60)

31 December 2017	(4,032)	(132)	17	179	573	(3,395)	(5,195)	42,178

							Retained earnings

	Translation reserve £m	Hedging reserve £m	Available- for-sale reserve £m	Revaluation reserve £m	Other £m	Total other reserves £m	Treasury shares £m	Other £m

1 January 2016	(2,062)	(33)	49	179	573	(1,294)	(5,049)	6,803

Comprehensive income and expense

Profit for the year	–	–	–	–	–	–	–	4,648

Differences on exchange

– subsidiaries	1,218	–	–	–	–	1,218	–	–

– associates	1,425	–	–	–	–	1,425	–	–

Cash flow hedges

– net fair value gains	–	28	–	–	–	28	–	–

– reclassified and reported in profit for the year	–	38	–	–	–	38	–	–

– reclassified and reported in net assets	–	(12)	–	–	–	(12)	–	–

Available-for-sale investments

– net fair value losses in respect of associates net of tax	–	–	(10)	–	–	(10)	–	–

Net investment hedges

– net fair value losses	(837)	–	–	–	–	(837)	–	–

– differences on exchange on borrowings	(124)	–	–	–	–	(124)	–	–

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	(2)	(17)	–	–	–	(19)	–	–

Retirement benefit schemes

– net actuarial losses in respect of subsidiaries (note 12)	–	–	–	–	–	–	–	(231)

– actuarial gains in respect of associates net of tax (note 5)	–	–	–	–	–	–	–	20

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	–	–	–	–	36

Other changes in equity

Employee share options

– value of employee services	–	–	–	–	–	–	–	71

Dividends and other appropriations

– ordinary shares (note 8)	–	–	–	–	–	–	–	(2,910)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	–	–	–	(64)	–

Non-controlling interests - acquisitions (note 24(c))	–	–	–	–	–	–	–	4

Other movements	–	–	–	–	–	–	60	(57)

31 December 2016	(382)	4	39	179	573	413	(5,053)	8,384

							Retained earnings

	Translation reserve £m	Hedging reserve £m	Available- for-sale reserve £m	Revaluation reserve £m	Other £m	Total other reserves £m	Treasury shares £m	Other £m

1 January 2015	(1,369)	75	44	179	573	(498)	(5,073)	6,651

Comprehensive income and expense

Profit for the year	–	–	–	–	–	–	–	4,290

Differences on exchange

– subsidiaries	(953)	–	–	–	–	(953)	–	–

– associates	336	–	–	–	–	336	–	–

Cash flow hedges

– net fair value losses	–	(98)	–	–	–	(98)	–	–

– reclassified and reported in profit for the year	–	14	–	–	–	14	–	–

– reclassified and reported in net assets	–	(45)	–	–	–	(45)	–	–

Available-for-sale investments

– net fair value gains in respect of subsidiaries	–	–	14	–	–	14	–	–

– reclassified and reported in profit for the year	–	–	(10)	–	–	(10)	–	–

– net fair values gains in respect of associates net of tax	–	–	1	–	–	1	–	–

Net investment hedges

– net fair value losses	(118)	–	–	–	–	(118)	–	–

– differences on exchange on borrowings	42	–	–	–	–	42	–	–

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss	–	21	–	–	–	21	–	–

Retirement benefit schemes

– net actuarial losses in respect of subsidiaries (note 12)	–	–	–	–	–	–	–	283

– actuarial losses in respect of associates net of tax (note 5)	–	–	–	–	–	–	–	3

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss	–	–	–	–	–	–	–	(23)

Other changes in equity

Employee share options

– value of employee services	–	–	–	–	–	–	–	50

Dividends and other appropriations

– ordinary shares (note 8)	–	–	–	–	–	–	–	(2,770)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	–	–	–	(46)	–

Non-controlling interests - acquisitions (note 24(c))	–	–	–	–	–	–	–	(1,642)

Other movements	–	–	–	–	–	–	70	(39)

31 December 2015	(2,062)	(33)	49	179	573	(1,294)	(5,049)	6,803

Summary of Tax Attributable to Components of Other Comprehensive Income

The tax attributable to components of other comprehensive income is as follows:

	2017 £m	2016 £m	2015 £m

Translation reserve

Net investment hedges

– net fair value gains/(losses)	–	(2)	–

	–	(2)	–

Hedging reserve

Cash flow hedges

– net fair value losses/(gains)	34	(11)	38

– reclassified and reported in profit for the year	–	(6)	(17)

	34	(17)	21

Retained earnings

– actuarial (gains)/losses in respect of subsidiaries	(171)	36	(23)

	(171)	36	(23)
Owners of the parent	(137)	17	(2)

Non-controlling interests	–	–	–

Total tax recognised in other comprehensive income for the year (note 6(f))	(137)	17	(2)